MERRILL LYNCH
SENIOR FLOATING
RATE FUND, INC.








FUND LOGO








Semi-Annual Report

February 28, 1997






This report, including the financial information herein, is transmitted to the shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Senior Floating
Rate Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



DEAR SHAREHOLDER


During the quarter ended February 28, 1997, Merrill Lynch Senior Floating Rate Fund, Inc. operated in an environment of growing concern in the fixed-income markets over the strength of the US economy and the threat of inflation. A continued tight labor market and strong consumer demand resulted in strong indications by Federal Reserve Board Chairman Alan Greenspan in late February that the central bank would take a preemptive stance against perceived inflationary pressures. This was followed by the first increase in the Federal Funds target rate in over 24 months on March 25, 1997. This 25 basis point increase caused disruption to the domestic fixed-income and equity markets amid concerns over further tightening by the Federal Reserve Board in the months ahead.

Over 98.8% of the Fund's investments in corporate loans accrue interest at a spread above the London Interbank Offered Rate (LIBOR), the rate that major international banks charge each other for dollar-denominated deposits outside the United States. LIBOR has historically tracked very closely with other short-term interest rates in the United States, particularly the Federal Funds rate. The Federal Reserve Board's tightening action caused the three-month LIBOR to rise to 5.77% from 5.55% at the beginning of the February quarter, compared to 5.3125% at the same time last year. Since the average reset on the Fund's investment's underlying LIBOR rates is 41 days, the Fund's yield should reflect any further upward move of short-term interest rates as it moves through its resets over the 30 days--60 days subsequent to the monetary tightening.

Fund Performance
With this interest rate environment and strong economic growth as a backdrop, Merrill Lynch Senior Floating Rate Fund, Inc. ended the February quarter with approximately $2.4 billion out of $2.9 billion, or 82.4%, of its net assets committed for investment in corporate loan interests. Assets not invested in loan interests were invested in high-quality, short-term securities. Net of trades not yet closed, the Fund had $2.4 billion closed and invested in corporate loan interests.

The Fund's effective net annualized yield for the 12-month period ended February 28, 1997 was 6.39%, compared to a yield of 7.35% for the prior year. The Fund's yield was partially affected by an increase in investments in partially funded revolving credit commitments. This change affected the Fund's cash position during the period along with the early prepayment of selected investments, raising the Fund's cash position to approximately $495 million compared to about $480 million at November 30, 1996. During the 12-month period ended February 28, 1997, the Fund's per share net asset value remained relatively stable, changing from $10.01 to $9.98. During the February quarter, the Fund earned $0.163 per share income dividends, representing a net annualized yield of 6.55%, based on a month-end per share net asset value of $9.98. The Fund's total investment return was +1.64%, based on an unchanged per share net asset value of $9.98, and assuming reinvestment of $0.163 per share income dividends. Since inception (November 3, 1989) through February 28, 1997, the Fund's total investment return was +65.48%, based on a change in per share net asset value from $10.00 to $9.98, and assuming reinvestment of $5.062 per share income dividends.

Investment Activities
The Fund's investment strategy remained unchanged: to invest in leveraged transactions in which borrowers have strong market share, experienced management, consistent cashflows and appropriate risk/reward in the form of their floating rate spread over the prime rate or LIBOR. In addition, we look for companies with significant underlying asset and franchise value, strong capital structures, and equity sponsors that support their investments. The advantages of adhering to this strategy are borne out by both the relative stability of the Fund's net asset value and the continued flexibility of our borrowers as they access capital markets. As the Fund grows, we intend to stay as diversified as the corporate loan supply will allow, and we will continue to focus on credit quality and liquidity within the non-investment grade sector. During the three months ended February 28, 1997, new transaction volume remained relatively light in the face of record levels in the stock market and the continued strong level of high-yield bond issuance. Historically tight spreads to Treasury securities in that market enabled issuers to sometimes issue unsecured subordinated debt at levels less expensive than those available in the senior secured loan market.

During the February quarter, the Fund invested $529.7 million in new purchases, with over $347.2 million in new primary transactions such as the refinancings of Kmart Corp., OrNda Health Corp., Chancellor Broadcasting, Inc., Mag Aerospace, AMF Group, Inc., and Polyfibron Technologies. Leveraged buyouts included Doubletree Corporation, Circo Craft. Co., Favorite Brands International and Newsquest Capital PLC. In addition, there were the financing of acquisitions of Vail Corporation, Safelite Glass Corp. and Sneaker Stadium as well as the financing of the spin-off of Allied Waste Industries, Inc. from Laidlaw International. These issues were supplemented by the purchase of $102.5 million of secondary paper in existing loans such as Bruno's Inc., Fort Howard Corp. and Six Flags Entertainment Corp. These purchases were offset by the sale of $129.1 million in the secondary market, the partial prepayment of $41.2 million across 73 different investments, and the full prepayment of Fund investments totaling $172.8 million, including Ameriking Inc., Dominick's Finer Foods Inc., Eller Industries, Inc., Experian Corp. and Thrifty Payless Holdings, Inc.

As of February 28, 1997, the Fund was invested in 157 different borrowers across 37 industries. The largest industry concentrations were: paper (11.9% of net assets); cable TV services (6.3%); food & kindred products (5.2%); health services (5.1%), and printing & publishing (4.6%). The largest individual credit exposures were:
Riverwood International Corp. ($98.4 million; 3.3% of net assets); Jefferson Smurfit Company/Container Corp. of America ($95.1 million; 3.1%); Federated Department Stores Inc. ($91.1 million; 3.0%); Marcus Cable Operating Co. ($80.6 million; 2.7%); and Stone Container Corp. ($76.9 million; 2.5%). The average loan size equaled $15.1 million, or 0.5% of net assets.

We will continue to reduce average exposure to any one company, if feasible, and focus on achieving greater diversification across the portfolio. Over the three months ended February 28, 1997, the Fund became more diversified both from an industry standpoint as well as in total number of issuers. This was partly by design in order to lessen exposure to any one company, particularly now that the vast majority of the portfolio is marked to market daily through dealer quotes. Additionally, it is also a reflection of the number of investors in the senior secured leveraged loan market today. With institutional investors continuing to look for a floating-rate hedge to insulate themselves against an upward movement in short-term interest rates, we expect money to continue to flow into this market through 1997. Although this diversification results in smaller allocations in any one investment than was the case historically, it also means that there is more liquidity in the secondary market for bank loans than at any point since the inception of the Fund.

In Conclusion
The Fund completed its latest quarterly tender offer on January 21, 1997 with 13.1 million shares tendered and accepted for repurchase. The next tender began on March 18, 1997 and concludes on April 15, 1997.

We thank you for your investment in the Merrill Lynch Senior
Floating Rate Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President







(R. Douglas Henderson)
R. Douglas Henderson
Vice President and Portfolio Manager



April 9, 1997



SCHEDULE OF INVESTMENTS                                                                                    (In Thousands)
                 Face                                                 Loan        S&P     Moody's   Stated        Value
Industries      Amount                 Borrower                       Type       Rating   Rating   Maturity     (Note 1b)

                         Senior Secured Floating Rate Loan Interests*
Advertising   $  8,571   Eller Industries, Inc.                      Term A       NR++     NR++     9/30/03    $   8,579
--1.9%          21,429   Eller Industries, Inc.                      Term B       NR++     NR++    12/31/04       21,489
                   750   Katz Media Corporation                      Revolving
                                                                     Credit       NR++     Ba3      9/30/03          749
                 2,143   Katz Media Corporation                      Term         NR++     Ba3      9/30/03        2,146
                 6,667   Katz Media Corporation                      Term B       NR++     Ba3     12/31/04        6,692
                 3,333   Outdoor Systems, Inc.                       Canadian
                                                                     Term B       NR++     Ba2     12/31/03        3,346
                12,500   Outdoor Systems, Inc.                       Term A       NR++     Ba2     12/30/02       12,516
                   833   Outdoor Systems, Inc.                       Term B       NR++     Ba2     12/31/03          836

                         Total Advertising (Cost--$55,793)                                                        56,353

Aircraft &       5,060   Aerostructures Hamble Holdings PLC          Term B       NR++     NR++     9/30/03        5,085
Parts--1.7%      1,840   Aerostructures Hamble Holdings PLC          Term C       NR++     NR++     9/30/04        1,849
                 4,975   Banner Industries, Inc.                     Term B       NR++     NR++     6/30/03        4,966
                25,000   Gulfstream Aerospace Corp.                  Term         NR++     NR++     9/30/02       25,016
                 5,000   Mag Aerospace                               Term B       NR++     NR++    12/06/01        4,981
                 3,288   Technetics                                  Term A       NR++     NR++     6/20/02        3,288
                 5,000   Tri Star Inc.                               Term         NR++     NR++     9/30/03        4,950

                         Total Aircraft & Parts (Cost--$49,952)                                                   50,135

Amusement &     31,379   AMF Group, Inc.                             Axel A       NR++     Ba3      3/31/03       31,732
Recreational    19,975   AMF Group, Inc.                             Axel B       NR++     Ba3      3/31/04       20,199
Services--       4,125   Amfac Parks, Inc.                           Term B       NR++     NR++     9/30/02        4,102
3.8%             1,109   Kerastotes                                  Revolving
                                                                     Credit       NR++     NR++    12/31/03        1,099
                 3,696   Kerastotes                                  Term         NR++     NR++    12/31/04        3,670
                14,962   Metro Goldwyn Mayer Co.                     Term         B1       NR++     3/31/04       14,953
                 4,625   Orion Pictures Corp.                        Term         NR++     Ba2     12/31/00        4,619
                   383   Six Flags Entertainment Corp.               Revolving
                                                                     Credit       NR++     Ba3     10/28/01          384
                 5,496   Six Flags Entertainment Corp.               Term A       NR++     Ba3     10/28/01        5,500
                17,473   Six Flags Entertainment Corp.               Term B       NR++     Ba3      6/23/03       17,604
                 7,500   Vail Corporation                            Term B       NR++     NR++     4/15/04        7,500

                         Total Amusement & Recreational Services (Cost--$110,534)                                111,362

Apparel--0.7%    9,850   Humphreys Inc.                              Term B       NR++     NR++     1/15/03        9,850
                 5,000   Renfro Corp.                                Term B       NR++     NR++    11/15/03        4,994
                 6,300   William Carter Co. (The)                    Term         BB-      Ba3     10/31/03        6,300

                         Total Apparel (Cost--$21,095)                                                            21,144

Automotive       8,500   CSK Auto Inc.                               Term         NR++     Ba3     10/31/03        8,526
Equipment--     24,365   Collins & Aikman Corp.                      Term B       B+       B1      12/31/02       24,411
2.4%             4,722   Hayes Wheels International, Inc.            Term B       NR++     B1       6/15/03        4,746
                 3,778   Hayes Wheels International, Inc.            Term C       NR++     B1       6/15/04        3,797
                 3,033   Johnstown America Industrial Inc.           Term A       NR++     B1       3/31/02        2,946
                19,334   Johnstown America Industrial Inc.           Term B       NR++     B1       3/31/03       18,839
                 5,000   Safelite Glass Corp.                        Term B       BB-      Ba3     12/20/04        5,031

                         Total Automotive Equipment (Cost--$68,408)                                               68,296


SCHEDULE OF INVESTMENTS (continued)                                                                        (In Thousands)
                 Face                                                 Loan        S&P     Moody's   Stated        Value
Industries      Amount                 Borrower                       Type       Rating   Rating   Maturity     (Note 1b)

                         Senior Secured Floating Rate Loan Interests*
Broadcast--    $ 4,436   Benedek Broadcasting Corp.                  Axel A       B+       Ba3      5/01/01    $   4,425
Radio & TV--     4,461   Benedek Broadcasting Corp.                  Axel B       B+       Ba3     11/01/02        4,450
1.9%             2,076   Chancellor Broadcasting, Inc.               Revolving
                                                                     Credit       NR++     Ba2      1/31/03        2,076
                 4,891   Chancellor Broadcasting, Inc.               Term A       NR++     Ba2      1/31/03        4,891
                 5,000   Citicasters Inc. (Jacor)                    Term B       BB-      Ba2      9/17/04        4,994
                12,228   Silver King Communications, Inc.            Term B       NR++     NR++     7/31/02       12,198
                11,910   Sinclair Broadcasting Group Inc.            Term B       NR++     Ba3     11/30/03       11,940
                 9,750   Sullivan Broadcasting                       Term B       NR++     Ba3     12/31/03        9,756

                         Total Broadcast--Radio & TV (Cost--$54,556)                                              54,730

Building &       4,487   Fenway Holdings, Inc.                       Term B       NR++     NR++     9/15/02        4,481
Construction
--0.2%
                         Total Building & Construction (Cost--$4,459)                                              4,481

Building         7,638   Dal Tile International Inc.                 Revolving
Materials--                                                          Credit       NR++     NR++    12/31/02        7,629
2.3%            10,476   Dal Tile International Inc.                 Term         NR++     NR++    12/31/02       10,463
                 9,975   Euramax Holdings                            Term B       NR++     Ba3      9/30/03        9,975
                29,925   National Gypsum Co.                         Term B       NR++     Ba3      9/20/03       30,018
                 9,833   Walter Industrials, Inc.                    Term B       NR++     NR++     2/22/03        9,852

                         Total Building Materials (Cost--$67,715)                                                 67,937

Cable TV         6,000   Cablevision of Ohio                         Term         NR++     NR++    12/31/05        5,985
Services--6.3%  24,375   Chelsea Communications                      Term B       NR++     NR++     9/30/04       24,375
                17,459   Classic Cable Inc.                          Term B       NR++     B1       6/30/05       16,979
                18,747   Coaxial Communications                      Term B       NR++     NR++    12/31/99       18,700
                 5,000   Frontier Vision                             Term B       NR++     Ba3      6/30/05        4,989
                10,000   Intermedia Communications, Inc.             Term         NR++     Ba3      1/01/05       10,006
                 1,750   Marcus Cable Operating Co.                  Revolving
                                                                     Credit       NR++     NR++    12/31/02        1,741
                33,937   Marcus Cable Operating Co.                  Term A       NR++     NR++    12/31/02       33,916
                33,000   Marcus Cable Operating Co.                  Term B       NR++     NR++     4/30/04       33,186
                10,000   Triax Midwest                               Term B       NR++     NR++     6/30/05        9,997
                24,070   Viacom, Inc.                                Term         NR++     Ba2      7/01/02       24,070

                         Total Cable TV Services (Cost--$183,460)                                                183,944

Chemicals--4.0%  9,134   Cedar Chemical                              Term B       NR++     NR++    10/31/03        9,112
                 5,051   Harris Specialty Chemicals                  Revolving
                                                                     Credit       NR++     NR++    12/30/01        4,975
                   227   Harris Specialty Chemicals                  Term A       NR++     NR++    12/30/00          224
                   363   Harris Specialty Chemicals                  Term A       NR++     NR++    12/30/00          357
                 5,921   Harris Specialty Chemicals                  Term B       NR++     NR++    12/30/01        5,832
                 5,210   Huntsman Corp.                              Revolving
                                                                     Credit       NR++     NR++    12/31/02        5,170
                26,161   Huntsman Corp.                              Term         NR++     NR++    12/31/02       26,055
                 6,973   Huntsman Corp.                              Term A       NR++     NR++    12/31/02        6,945
                15,000   Huntsman Corp.                              Term B       NR++     NR++     9/30/03       15,000
                 5,000   Hydrochem                                   Term B       NR++     NR++     7/01/02        5,000
                24,217   Sterling Chemicals, Inc.                    Term B       NR++     Ba3      9/30/04       24,141
                 7,000   Texas Petrochemicals                        Term B       NR++     Ba3      6/30/04        6,982
                 2,133   Thoro World Systems, Inc.                   Term A       NR++     NR++    12/30/00        2,101
                 4,824   Thoro World Systems, Inc.                   Term B       NR++     NR++    12/30/01        4,752

                         Total Chemicals (Cost--$116,810)                                                        116,646


SCHEDULE OF INVESTMENTS (continued)                                                                        (In Thousands)
                 Face                                                 Loan        S&P     Moody's   Stated        Value
Industries      Amount                 Borrower                       Type       Rating   Rating   Maturity     (Note 1b)

                         Senior Secured Floating Rate Loan Interests*
Computer-      $ 7,000   Anacomp, Inc.                               Term         NR++     B2       3/31/01    $   6,965
Related         12,500   Phase Metrics                               Term         NR++     NR++    12/04/01       12,531
Services &       5,000   Triad Systems Corp.                         Term         NR++     NR++     2/27/03        4,969
Products--
0.8%
                         Total Computer-Related Services & Products (Cost--$24,374)                               24,465

Consumer           294   E & S Holdings Corp.                        Revolving
Products--                                                           Credit       NR++     B1       9/30/03          294
2.2%             2,059   E & S Holdings Corp.                        Term         NR++     B1       9/30/03        2,060
                33,193   Playtex Family Products Inc.                Term A       NR++     Ba2      6/30/02       33,152
                 7,237   RTI Funding Corp. (Ritvik Toys)             Term B       NR++     NR++     2/07/03        7,264
                 7,237   RTI Funding Corp. (Ritvik Toys)             Term C       NR++     NR++     2/07/04        7,264
                14,885   Revlon Consumer Products Corp.              Term         BB       Ba3      9/30/00       14,866

                         Total Consumer Products (Cost--$64,520)                                                  64,900

Defense--       11,022   Alliant Techsystems, Inc.                   Term         NR++     Ba2      3/15/01       11,012
0.4%
                         Total Defense (Cost--$11,012)                                                            11,012

Diversified      7,117   Im Acquisition                              Term B       NR++     NR++     6/30/03        7,137
Manufacturing    5,535   Im Acquisition                              Term C       NR++     NR++     6/30/04        5,551
--1.0%           3,208   IMO Industries, Inc.                        Revolving
                                                                     Credit       NR++     B1       4/30/01        3,155
                 2,452   IMO Industries, Inc.                        Term A       NR++     B1       4/30/01        2,417
                 3,216   IMO Industries, Inc.                        Term B       NR++     B1       4/30/01        3,176
                 7,560   Thermadyne Industries, Inc.                 Revolving
                                                                     Credit       NR++     Ba3      6/30/01        7,550

                         Total Diversified Manufacturing (Cost--$29,058)                                          28,986

Drilling--0.2%   4,881   Rigco North America                         Term         NR++     NR++     9/30/98        4,930

                         Total Drilling (Cost--$4,861)                                                             4,930

Drug/              215   Duane Reade Co.                             Term A       NR++     NR++     9/30/98          215
Proprietary     10,000   Duane Reade Co.                             Term B       NR++     NR++     9/30/98        9,981
Stores--0.4%
                         Total Drug/Proprietary Stores (Cost--$10,158)                                            10,196

Electronics/    20,900   Berg Electronics Inc.                       Term         NR++     Ba3     12/31/02       20,874
Electrical       3,000   Circo Craft Co.                             Term B       NR++     NR++     6/30/04        3,011
Components--     3,000   Circo Craft Co.                             Term C       NR++     NR++     6/30/05        3,011
2.5%             5,583   Communications & Power Industries Inc.      Term B       NR++     NR++     8/11/02        5,569
                 4,492   Details, Inc.                               Term A       NR++     NR++     1/31/01        4,492
                 9,924   International Wire Group, Inc.              Term B       NR++     NR++     9/30/02        9,965
                 9,947   International Wire Group, Inc.              Term C       NR++     NR++     9/30/03        9,988
                 7,420   Tracor Inc.                                 Term B       NR++     Ba3     10/31/00        7,436
                 7,421   Tracor Inc.                                 Term C       NR++     Ba3      4/30/01        7,444

                         Total Electronics/Electrical Components (Cost--$71,459)                                  71,790

Financial       14,937   Outsourcing Solutions Inc.                  Term B       NR++     B1      10/15/03       14,983
Services--
0.5%                     Total Financial Services (Cost--$14,865)                                                 14,983

SCHEDULE OF INVESTMENTS (continued)                                                                        (In Thousands)
                 Face                                                 Loan        S&P     Moody's   Stated        Value
Industries      Amount                 Borrower                       Type       Rating   Rating   Maturity     (Note 1b)

                         Senior Secured Floating Rate Loan Interests*
Food &        $  7,462   American Italian Pasta Company              Term C       NR++     NR++     2/28/04    $   7,369
Kindred          7,500   Amerifoods                                  Term B       NR++     NR++     6/30/01        5,888
Products--       7,500   Amerifoods                                  Term C       NR++     NR++     6/30/02        5,888
5.2%            25,645   Favorite Brands International               Term B       NR++     B1       8/30/04       25,709
                 8,108   International Homefoods                     Term B       NR++     Ba3      9/30/04        8,184
                 6,892   International Homefoods                     Term C       NR++     Ba3      9/30/05        6,957
                 4,882   President Baking Co., Inc.                  Term B       NR++     NR++     9/30/00        4,878
                 3,365   Rykoff-Sexton, Inc.                         Term B       NR++     Ba3     10/31/02        3,373
                 1,615   Rykoff-Sexton, Inc.                         Term C       NR++     Ba3      4/30/03        1,619
                 6,510   SC International Corp., Inc.                Caterair 'B' NR++     B2       9/15/01        6,538
                 2,360   SC International Corp., Inc.                SCI 'A'      NR++     B2       9/15/00        2,358
                 8,120   SC International Corp., Inc.                SCI 'B'      NR++     B2       9/15/02        8,155
                 3,000   SC International Corp., Inc.                SCI 'C'      NR++     B2       9/15/03        3,015
                 1,980   Select Beverages Inc.                       Term B       NR++     NR++     6/30/01        1,983
                 2,970   Select Beverages Inc.                       Term C       NR++     NR++     6/30/02        2,977
                28,097   Specialty Foods Inc.                        Term B       NR++     B2       4/30/01       27,993
                 7,120   Van De Kamps Inc.                           Term B       NR++     Ba3      4/30/03        7,155
                 4,455   Van De Kamps Inc.                           Term C       NR++     Ba3      9/30/03        4,478
                 6,638   Volume Services                             Term B       NR++     B2      12/31/02        6,638
                 3,319   Volume Services                             Term C       NR++     B2      12/31/03        3,319
                 4,906   Windsor Quality Food                        Term B       NR++     NR++    12/31/02        4,857

                         Total Food & Kindred Products (Cost--$151,680)                                          149,331

Funeral Homes   13,303   Loewen Group Inc.                           Revolving
& Parlors--                                                          Credit       NR++     Ba1      5/29/01       13,270
1.2%            14,917   Prime Succession International Group        Axel         BB-      NR++     8/01/03       15,103
                 7,000   Rose Hills Acquisition Corp.                Axel A       BB       NR++    12/01/03        7,105

                         Total Funeral Homes & Parlors (Cost--$35,150)                                            35,478

Furniture &     12,027   Lifestyle Furnishings International         Term B       NR++     Ba2      8/31/04       12,072
Fixtures--
0.4%
                         Total Furniture & Fixtures (Cost--$11,970)                                               12,072

General          1,562   Federated Department Stores Inc.            Revolving
Merchandise                                                          Credit       NR++     Ba1      3/31/00        1,555
Stores--2.7%    29,009   Federated Department Stores Inc.            Term         NR++     Ba1      3/31/00        8,955
                37,654   Kmart Corp.                                 Term         BB+      Ba1      1/06/00       37,715
                 1,937   Music Acquisition                           Term B       NR++     NR++     8/31/01          835
                 7,500   Music Acquisition                           Term C       NR++     NR++     8/31/02        3,234
                 1,902   Saks & Co.                                  Term A       NR++     NR++     6/30/98        1,898
                 5,000   Sneaker Stadium                             Term 2       NR++     NR++    12/31/02        4,925

                         Total General Merchandise Stores (Cost--$84,025)                                         79,117

Grocery         10,400   Big V Supermarkets Inc.                     Term B       NR++     NR++     3/15/00       10,192
Stores--2.8%     9,265   Bruno's, Inc.                               Term B       NR++     B1       2/18/02        9,297
                 4,521   Bruno's, Inc.                               Term C       NR++     B1       2/18/03        4,540
                 4,454   Pathmark Stores Inc.                        Term B       BB-      B1      10/31/99        4,467
                 5,450   Ralph's Grocery Company                     Revolving
                                                                     Credit       NR++     Ba3      6/15/01        5,414
                 1,616   Ralph's Grocery Company                     Term A       NR++     Ba3      6/15/01        1,632
                 4,836   Ralph's Grocery Company                     Term B       NR++     Ba3      6/15/02        4,864
                 4,835   Ralph's Grocery Company                     Term C       NR++     Ba3      6/15/03        4,877
                 4,835   Ralph's Grocery Company                     Term D       NR++     Ba3      2/15/04        4,877
                 2,992   Ralph's Grocery Company                     Term E       NR++     Ba3      6/15/02        3,013
                   998   Ralph's Grocery Company                     Term F       NR++     Ba3      6/15/03        1,004


SCHEDULE OF INVESTMENTS (continued)                                                                        (In Thousands)
                 Face                                                 Loan        S&P     Moody's   Stated        Value
Industries      Amount                 Borrower                       Type       Rating   Rating   Maturity     (Note 1b)

                         Senior Secured Floating Rate Loan Interests*
Grocery       $    998   Ralph's Grocery Company                     Term G       NR++     Ba3      2/15/04    $   1,004
Stores           6,496   Smith's Food & Drug Centers, Inc.           Term B       NR++     Ba3     11/30/03        6,506
(concluded)      6,496   Smith's Food & Drug Centers, Inc.           Term C       NR++     Ba3     11/30/04        6,506
                 6,496   Smith's Food & Drug Centers, Inc.           Term D       NR++     Ba3      8/31/05        6,506
                 4,184   Star Markets Co., Inc.                      Term B       NR++     Ba3     12/31/01        4,171
                 3,132   Star Markets Co., Inc.                      Term C       NR++     Ba3     12/31/02        3,122

                         Total Grocery Stores (Cost--$81,769)                                                     81,992

Health          16,212   Community Health Systems, Inc.              Term B       NR++     NR++    12/31/03       16,263
Services--      16,212   Community Health Systems, Inc.              Term C       NR++     NR++    12/31/04       16,263
5.1%            12,205   Community Health Systems, Inc.              Term D       NR++     NR++    12/31/05       12,244
                 3,273   Dade International, Inc.                    Term B       NR++     B1      12/31/02        3,297
                 3,273   Dade International, Inc.                    Term C       NR++     B1      12/31/03        3,301
                 3,455   Dade International, Inc.                    Term D       NR++     B1      12/31/04        3,489
                 2,459   Imed Corp.                                  Term B       BB-      B1      11/30/04        2,484
                 2,459   Imed Corp.                                  Term C       BB-      B1      11/30/01        2,484
                 2,314   Imed Corp.                                  Term D       BB-      B1       5/01/05        2,337
                 9,975   MEDIQ, Inc.                                 Term B       NR++     B+       9/30/04        9,956
                13,091   Medical Specialties                         Axel         NR++     NR++     6/30/04       13,042
                 4,909   Medical Specialties                         Term         NR++     NR++     6/30/01        4,891
                 6,491   Merit Behavioral Care Corp.                 Term A       NR++     B2       6/01/03        6,485
                15,849   Merit Behavioral Care Corp.                 Term B       NR++     B2       4/06/02       15,893
                35,000   National Medical Care Inc.                  Term         BB       NR++     9/30/03       34,978

                         Total Health Services (Cost--$146,493)                                                  147,407

Hotels &         5,646   Doubletree Corporation                      Term B       NR++     NR++     5/15/04        5,681
Motels--
0.2%
                         Total Hotels & Motels  (Cost--$5,625)                                                     5,681

Leasing          2,992   Brand Scaffold                              Term B       NR++     NR++     9/30/03        2,994
& Rental         1,995   Brand Scaffold                              Term C       NR++     NR++     9/30/04        1,998
Services--       9,000   Coinmachine Laundry Corporation             Term B       NR++     NR++     6/30/04        9,040
1.3%            24,899   PrimeCo                                     Term         BB       B1      12/31/00       24,948

                         Total Leasing & Rental Services (Cost--$38,715)                                          38,980

Manufacturing    2,778   Rayovac Corp.                               Term B       NR++     Ba3      9/30/03        2,797
--0.7%           2,778   Rayovac Corp.                               Term C       NR++     Ba3      9/30/04        2,800
                14,700   Trans Technology Corp.                      Term B       NR++     NR++     6/30/02       14,719

                         Total Manufacturing (Cost--$20,113)                                                      20,316

Measuring,       9,331   CHF/Ebel USA Inc.                           Term B       NR++     NR++     9/30/01        9,331
Analyzing &     10,893   Graphic Controls Corp.                      Term B       NR++     B1       9/28/03       10,920
Controlling
Instruments
--0.7%
                         Total Measuring, Analyzing & Controlling Instruments (Cost--$20,175)                     20,251

Metals &         4,975   Alliance Coal                               Term B       NR++     NR++    12/31/02        4,972
Mining--1.1%     4,975   Anker Coal                                  Term B       NR++     NR++     6/30/04        4,962
                10,000   Sinter Metals, Inc.                         Term B       NR++     NR++     6/30/05       10,000
                   440   UCAR International Inc.                     Revolving
                                                                     Credit       NR++     Ba2     12/31/01          440
                   751   UCAR International Inc.                     Term A       NR++     Ba2     12/31/01          752
                10,286   UCAR International Inc.                     Term B       NR++     Ba2     12/31/02       10,299

                         Total Metals & Mining (Cost--$31,372)                                                    31,425


SCHEDULE OF INVESTMENTS (continued)                                                                        (In Thousands)
                 Face                                                 Loan        S&P     Moody's   Stated        Value
Industries      Amount                 Borrower                       Type       Rating   Rating   Maturity     (Note 1b)

                         Senior Secured Floating Rate Loan Interests*
Packaging--   $ 10,466   Calmar Inc.                                 Axel A       NR++     B1       9/15/03    $  10,453
1.9%             7,849   Calmar Inc.                                 Axel B       NR++     B1       3/15/04        7,869
                 8,250   IPC, Inc.                                   Term         NR++     B1       9/30/01        8,265
                 7,006   Mail-Well, Inc./Supremex                    Term A       NR++     Ba3      3/31/03        7,003
                 1,238   Mail-Well, Inc./Supremex                    Term B       NR++     Ba3      7/31/03        1,237
                 2,496   Silgan Corp.                                Revolving
                                                                     Credit       NR++     Ba3     12/31/00        2,499
                16,452   Silgan Corp.                                Term B       NR++     Ba3      3/15/02       16,570

                         Total Packaging (Cost--$53,594)                                                          53,896

Paper--11.9%     4,788   Crown Paper Co.                             Term B       BB       Ba3      8/22/03        4,803
                   380   Fort Howard Corp.                           Revolving
                                                                     Credit       BB+      Ba3      3/16/02          380
                28,271   Fort Howard Corp.                           Term A       BB+      Ba3      3/08/02       28,351
                15,581   Fort Howard Corp.                           Term B       BB+      Ba3     12/31/02       15,752
                   334   Jefferson Smurfit Company/Container         Revolving
                         Corp. of America                            Credit       BB       Ba3      4/30/01          329
                24,191   Jefferson Smurfit Company/Container         Term A       BB       Ba3      4/30/01       24,222
                         Corp.of America
                 6,564   Jefferson Smurfit Company/Container         Term B       BB       Ba3      4/30/01        6,625
                         Corp. of America
                47,905   Jefferson Smurfit Company/Container         Term B       BB       Ba3      4/30/02       48,354
                         Corp. of America
                12,776   Jefferson Smurfit Company/Container         Term C       BB       Ba3     10/31/02       12,896
                         Corp. of America
                 1,525   Riverwood International Corp.               Revolving
                                                                     Credit       B+       B1       2/28/03        1,451
                 8,028   Riverwood International Corp.               Term A       B+       B1       2/28/03        7,682
                63,571   Riverwood International Corp.               Term B       B+       B1       2/28/04       62,121
                24,429   Riverwood International Corp.               Term C       B+       B1       8/28/04       23,871
                 1,810   S.D. Warren Co.                             Term A       NR++     Ba2      6/30/02        1,813
                27,907   S.D. Warren Co.                             Term B       NR++     Ba2      6/30/02       28,011
                 5,879   Stone Container Corp.                       Revolving
                                                                     Credit       NR++     Ba3      5/19/99        5,761
                36,625   Stone Container Corp.                       Term B       NR++     Ba3      4/01/00       36,819
                25,245   Stone Container Corp.                       Term C       NR++     Ba3      4/01/03       25,411
                 9,500   Stronghaven                                 Term B       NR++     NR++     5/15/04        9,500

                         Total Paper (Cost--$342,931)                                                            344,152

Printing &       7,400   Advanstar Communications                    Term B       NR++     NR++    12/21/03        7,391
Publishing      21,250   American Media                              Term B       NR++     Ba2      9/30/02       21,197
--4.6%           6,421   Garden State Newspapers, Inc.               Revolving
                                                                     Credit 'A'   NR++     NR++     6/30/03        6,401
                   263   Garden State Newspapers, Inc.               Revolving
                                                                     Credit 'B'   NR++     NR++     3/31/04          262
                   789   Garden State Newspapers, Inc.               Term A       NR++     NR++     3/31/04          787
                 4,000   Garden State Newspapers, Inc.               Term B       NR++     NR++     3/31/04        3,987
                 8,900   Journal News Co.                            Term         NR++     NR++    12/31/01        8,889
                10,000   Morris Communications                       Term B       NR++     NR++     6/30/05       10,000
                14,000   Newsquest Capital PLC                       Term 2       NR++     NR++    12/31/04       13,930
                 7,000   Peterson Publishing                         Term B       NR++     NR++     9/30/04        7,018
                10,000   Polyfibron Technologies                     Term B       NR++     NR++    12/31/03       10,000
                 9,900   Treasure Chest Advertising Co.              Term         NR++     Ba3     12/31/02        9,937
                35,000   World Color Press, Inc.                     Term C       NR++     B1      12/29/02       34,967

                         Total Printing & Publishing (Cost--$134,616)                                            134,766


SCHEDULE OF INVESTMENTS (continued)                                                                        (In Thousands)
                 Face                                                 Loan        S&P     Moody's   Stated        Value
Industries      Amount                 Borrower                       Type       Rating   Rating   Maturity     (Note 1b)

                         Senior Secured Floating Rate Loan Interests*
Rendering--    $ 4,979   CBP Resources Inc.                          Term B       NR++     NR++     9/30/03    $   4,967
0.2%

                         Total Rendering (Cost--$4,946)                                                            4,967

Security        11,461   Borg-Warner Corp.                           Term         BBB+     B1      12/31/98       11,457
Systems
Services--
0.4%
                         Total Security Systems Services (Cost--$11,384)                                          11,457

Telephone        1,069   Arch Communications Group, Inc.             Revolving
Communications                                                       Credit       NR++     B1      12/31/02        1,058
--4.4%           1,875   Arch Communications Group, Inc.             Term A       NR++     B1      12/31/02        1,856
                 8,000   Arch Communications Group, Inc.             Term B       NR++     B1      12/31/03        8,010
                18,316   Comcast Corp.                               Term         NR++     Ba3      9/30/04       18,162
                 8,367   MobileMedia Corp.                           Term A       NR++     C        6/30/02        6,893
                 1,667   MobileMedia Corp.                           Term B       NR++     C        6/30/02        1,387
                 8,000   MobileMedia Corp.                           Term B2      NR++     C        6/30/03        6,655
                 1,588   Nextel Communications, Inc.                 Revolving
                                                                     Credit       NR++     B1       3/31/03        1,559
                 1,873   Nextel Communications, Inc.                 Term         NR++     B1       3/31/03        1,839
                35,000   Nextel Communications, Inc.                 Term D       NR++     B1       6/30/03       35,098
                 4,944   Paging Network Inc.                         Revolving
                                                                     Credit       NR++     Ba2     12/31/04        4,916
                 4,893   Shared Technologies Cellular, Inc.          Term B       NR++     B1       3/31/03        4,868
                 2,887   Sprint Sprectrum L.P.                       Term 1       NR++     B1      12/31/00        2,833
                 2,887   Sprint Sprectrum L.P.                       Term 2       NR++     B1      12/31/01        2,833
                20,000   Western Wireless Corp.                      Term B       NR++     B1       3/31/05       20,144
                 9,364   World Communications                        Revolving
                                                                     Credit       NR++     Ba1      6/30/01        9,349

                         Total Telephone Communications (Cost--$129,606)                                         127,460

Textiles/Mill    4,655   CS Brooks Canada                            Axel A       NR++     NR++     6/30/02        4,632
Products        10,345   CS Brooks Canada                            Axel B       NR++     NR++     6/30/04       10,293
--0.9%          10,000   Polymer Group, Inc.                         Term A       NR++     Ba3      3/31/02        9,975

                         Total Textiles/Mill Products (Cost--$24,899)                                             24,900

Transportation  19,353   Atlas Air, Inc.                             Revolving
Services--                                                           Credit       NR++     NR++     6/30/98       19,304
2.4%            22,922   Continental Micronesia                      Axel         NR++     NR++     7/31/03       22,901
                 7,500   International Logistics                     Term B       NR++     NR++    12/31/03        7,500
                 3,333   Petro Shopping Centers                      Term B       BB-      NR++    12/31/03        3,327
                16,057   Ryder TRS                                   Term         NR++     Ba3     12/31/01       16,077

                         Total Transportation Services (Cost--$68,995)                                            69,109

Waste            5,400   Allied Waste Industries, Inc.               Axel A       BB+      Ba3      3/31/03        5,447
Management--    10,800   Allied Waste Industries, Inc.               Axel B       BB+      Ba3      3/31/04       10,895
1.1%            10,800   Allied Waste Industries, Inc.               Axel C       BB+      Ba3      3/31/05       10,895
                 4,950   American Disposal Services, Inc.            Term         NR++     NR++     6/30/03        4,931

                         Total Waste Management (Cost--$31,788)                                                   32,168

                         Total Senior Secured Floating Rate Loan Interests
                         (Cost--$2,392,935)--82.4%                                                             2,391,215


SCHEDULE OF INVESTMENTS (concluded)                                                                        (In Thousands)
                 Shares                                                                                            Value
Industries        Held                 Equity Investments                                                       (Note 1b)
Cable TV             1   Classic Cable, Inc. (Warrants) (a)                                                    $       0
Services--0.0%

Drilling--0.0%      12   Rigco North America (Warrants) (a)                                                            0

Restaurants--       44   Flagstar Companies, Inc.                                                                     36
0.0%
                         Total Equity Investments (Cost--$0)--0.0%                                                    36

                         Total Long-Term Investments (Cost--$2,392,935)--82.4%                                 2,391,251

                                                 Short-Term Investments

Commercial               American Express Credit Corp. ($30,000 par, maturing 3/05/1997, yielding 5.30%)          29,991
Paper**--15.9%           Ciesco L.P. ($50,000 par, maturing 3/07/1997, yielding 5.30%)                            49,971
                         Ciesco L.P. ($40,000 par, maturing 3/19/1997, yielding 5.30%)                            39,906
                         GTE Corporation ($39,100 par, maturing 3/04/1997, yielding 5.31%)                        39,094
                         GTE Corporation ($40,000 par, maturing 3/14/1997, yielding 5.31%)                        39,935
                         GTE Corporation ($20,000 par, maturing 3/18/1997, yielding 5.28%)                        19,956
                         General Electric Capital Corp. ($44,415 par, maturing 3/03/1997, yielding 5.38%)         44,415
                         Goldman Sachs Group ($25,000 par, maturing 3/04/1997, yielding 5.30%)                    24,996
                         National Fleet Funding Corp. ($15,000 par, maturing 3/14/1997, yielding 5.34%)           14,976
                         National Fleet Funding Corp. ($20,000 par, maturing 4/10/1997, yielding 5.30%)           19,888
                         Preferred Receivables Funding Corp. ($13,850 par, maturing 3/03/1997, yielding 5.32%)    13,850
                         Preferred Receivables Funding Corp. ($44,850 par, maturing 3/13/1997, yielding 5.35%)    44,783
                         Xerox Credit Corp. ($19,000 par, maturing 3/07/1997, yielding 5.30%)                     18,989
                         Xerox Credit Corp. ($18,750 par, maturing 3/11/1997, yielding 5.32%)                     18,728
                         Xerox Corp. ($15,567 par, maturing 3/07/1997, yielding 5.30%)                            15,558
                         Xerox Corp. ($25,000 par, maturing 3/11/1997, yielding 5.32%)                            24,970

                         Total Commercial Paper (Cost--$460,006)                                                 460,006

US Government            Federal Home Loan Mortgage Corp. ($35,000 par, maturing 3/04/1997, yielding 5.19%)       34,995
& Agency
Obligations**
--1.2%
                         Total US Government & Agency Obligations (Cost--$34,995)                                 34,995

                         Total Short-Term Investments (Cost--$495,001)--17.1%                                    495,001

                         Total Investments (Cost--$2,887,936)--99.5%                                           2,886,252
                         Other Assets Less Liabilities--0.5%                                                      14,309
                                                                                                              ----------
                         Net Assets--100.0%                                                                   $2,900,561
                                                                                                              ==========

(a)Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and numbers of shares are subject to adjustment under certain conditions until expiration date.
 ++Not Rated.
  *The interest rates on senior secured floating rate loan interests are subject to change periodically based on the change in the prime rate of a US Bank, LIBOR (London Interbank Offered Rate), or, in some cases, another base lending rate.
 **Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

   See Notes to Financial Statements.



FINANCIAL INFORMATION

Statement of Assets and Liabilities as of February 28, 1997
Assets:             Investments, at value (identified cost--$2,887,935,583)
                    (Note 1b)                                                                           $  2,886,251,767
                    Receivables:
                      Interest                                                     $     22,208,720
                      Principal paydowns                                                  7,983,610
                      Capital shares sold                                                 3,562,467
                      Commitment fees                                                       126,539           33,881,336
                                                                                   ----------------
                    Prepaid registration fees and other assets (Note 1f)                                       1,680,474
                                                                                                        ----------------
                    Total assets                                                                           2,921,813,577
                                                                                                        ----------------

Liabilities:        Payables:
                      Custodian bank (Note 1h)                                            5,761,175
                      Dividends to shareholders (Note 1g)                                 3,192,367
                      Investment adviser (Note 2)                                         2,096,373
                      Administrator (Note 2)                                                551,677           11,601,592
                                                                                   ----------------
                    Deferred income (Note 1e)                                                                  2,478,681
                    Accrued expenses and other liabilities                                                     7,172,500
                                                                                                        ----------------
                    Total liabilities                                                                         21,252,773
                                                                                                        ----------------

Net Assets:         Net assets                                                                          $  2,900,560,804
                                                                                                        ================

Net Assets          Common Stock, par value $0.10 per share; 1,000,000,000
Consist of:         shares authorized                                                                   $     29,054,383
                    Paid-in capital in excess of par                                                       2,879,925,546
                    Accumulated realized capital losses on investments--net
                    (Note 7)                                                                                  (6,735,309)
                    Unrealized depreciation on investments--net (Note 3)                                      (1,683,816)
                                                                                                        ----------------
                    Net Assets--Equivalent to $9.98 per share based on
                    290,543,828 shares of capital stock outstanding                                     $  2,900,560,804
                                                                                                        ================

                    See Notes to Financial Statements.

Statement of Operations
                                                                                                For the Six Months Ended
                                                                                                       February 28, 1997
Investment Income   Interest and discount earned                                                        $    113,127,970
(Note 1e):          Facility and other fees                                                                      902,444
                                                                                                        ----------------
                    Total income                                                                             114,030,414
                                                                                                        ----------------

Expenses:           Investment advisory fees (Note 2)                              $     13,730,923
                    Administrative fees (Note 2)                                          3,613,401
                    Transfer agent fees (Note 2)                                            855,198
                    Professional fees                                                       207,803
                    Accounting services (Note 2)                                            172,881
                    Registration fees (Note 1f)                                             150,349
                    Custodian fees                                                          114,262
                    Tender offer costs                                                       94,073
                    Printing and shareholder reports                                         75,717
                    Borrowing costs (Note 6)                                                 56,924
                    Directors' fees and expenses                                             23,170
                    Other                                                                    27,892
                                                                                   ----------------
                    Total expenses                                                                            19,122,593
                                                                                                        ----------------
                    Investment income--net                                                                    94,907,821
                                                                                                        ----------------

Realized &          Realized gain on investments--net                                                            939,603
Unrealized Gain     Change in unrealized appreciation on investments--net                                     (3,065,133)
(Loss) on                                                                                               ----------------
Investments--Net    Net Increase in Net Assets Resulting from Operations                                $     92,782,291
(Notes 1c, 1e                                                                                           ================
& 3):

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                       For the Six            For the
                                                                                       Months Ended         Year Ended
                                                                                       February 28,          August 31,
Increase (Decrease) in Net Assets:                                                         1997                 1996
Operations:         Investment income--net                                         $     94,907,821     $    178,696,222
                    Realized gain (loss) on investments--net                                939,603           (8,718,939)
                    Change in unrealized appreciation/depreciation on
                    investments--net                                                     (3,065,133)           1,207,962
                                                                                   ----------------     ----------------
                    Net increase in net assets resulting from operations                 92,782,291          171,185,245
                                                                                   ----------------     ----------------

Dividends to        Investment income--net                                              (94,724,321)        (178,696,222)
Shareholders                                                                       ----------------     ----------------
(Note 1g):          Net decrease in net assets resulting from dividends to
                    shareholders                                                        (94,724,321)        (178,696,222)
                                                                                   ----------------     ----------------

Capital Share       Net increase (decrease) in net assets resulting from
Transactions        capital share transactions                                          (43,024,512)         789,568,710
(Note 4):                                                                          ----------------     ----------------

Net Assets:         Total increase (decrease) in net assets                             (44,966,542)         782,057,733
                    Beginning of period                                               2,945,527,346        2,163,469,613
                                                                                   ----------------     ----------------
                    End of period                                                  $  2,900,560,804     $  2,945,527,346
                                                                                   ================     ================

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (continued)

Statement of Cash Flows
                                                                                                For the Six Months Ended
                                                                                                       February 28, 1997
Cash Provided       Net increase in net assets resulting from operations                                $     92,782,291
by Operating        Adjustments to reconcile net increase in net assets resulting from
Activities:         operations to net cash provided by operating activities:
                      Increase in receivables                                                                 (4,627,196)
                      Increase in other liabilities                                                            8,559,479
                      Realized and unrealized loss on investments--net                                         2,125,530
                      Amortization of discount                                                               (15,545,232)
                                                                                                        ----------------
                    Net cash provided by operating activities                                                 83,294,872
                                                                                                        ----------------

Cash Provided       Proceeds from principal payments and sales of loan interests                             740,502,321
by Investing        Purchases of loan interests                                                             (985,349,696)
Activities:         Purchases of short-term investments                                                   (8,439,954,364)
                    Proceeds from sales and maturities of short-term investments                           8,737,650,989
                                                                                                        ----------------
                    Net cash provided by investing activities                                                 52,849,250
                                                                                                        ----------------

Cash Used for       Cash receipts on capital shares sold                                                     170,604,553
Financing           Cash payments on capital shares tendered                                                (260,601,425)
Activities:         Dividends paid to shareholders                                                           (48,807,738)
                                                                                                        ----------------
                    Net cash used for financing activities                                                  (138,804,610)
                                                                                                        ----------------

Cash:               Net decrease in cash                                                                      (2,660,488)
                    Cash at beginning of period                                                                2,660,488
                                                                                                        ----------------
                    Cash at end of period                                                               $              0
                                                                                                        ================

Non-Cash            Capital shares issued in reinvestment of dividends paid to shareholders             $     46,256,194
Financing                                                                                               ================
Activities:

                    See Notes to Financial Statements.


FINANCIAL INFORMATION (concluded)

Financial Highlights
The following per share data and ratios have been derived     For the Six
from information provided in the financial statements.        Months Ended
                                                              February 28,           For the Year Ended August 31,
Increase (Decrease) in Net Asset Value:                           1997        1996        1995         1994        1993
Per Share           Net asset value, beginning of period       $   9.99    $  10.02    $  10.02    $  10.02     $   9.99
Operating                                                      --------    --------    --------    --------     --------
Performance:        Investment income--net                          .32         .66         .75         .59          .53
                    Realized and unrealized gain (loss)
                    on investments--net                            (.01)       (.03)         --++        --++        .03
                                                               --------    --------    --------    --------     --------
                    Total from investment operations                .31         .63         .75         .59          .56
                                                               --------    --------    --------    --------     --------
                    Less dividends from investment
                    income--net                                    (.32)       (.66)       (.75)       (.59)        (.53)
                                                               --------    --------    --------    --------     --------
                    Net asset value, end of period             $   9.98    $   9.99    $  10.02    $  10.02     $  10.02
                                                               ========    ========    ========    ========     ========

Total Investment    Based on net asset value per share            3.19%+++    6.53%       7.68%       5.94%        5.74%
Return:**                                                      ========    ========    ========    ========     ========

Ratios to Average   Expenses                                      1.32%*      1.34%       1.34%       1.43%        1.47%
Net Assets:                                                    ========    ========    ========    ========     ========
                    Investment income--net                        6.57%*      6.54%       7.45%       5.75%        5.27%
                                                               ========    ========    ========    ========     ========

Supplemental        Net assets, end of period (in millions)    $  2,901    $  2,946    $  2,163    $    934     $    713
Data:                                                          ========    ========    ========    ========     ========
                    Portfolio turnover                           31.02%      80.20%      55.23%      61.31%       90.36%
                                                               ========    ========    ========    ========     ========

                   *Annualized.
                  **Total investment returns exclude the effect of sales loads.
                    The Fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. Therefore, no separate market exists.
                  ++Amount is less than $.01 per share.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.



NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Senior Floating Rate Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a continuously offered, non-diversified, closed-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature.

(a) Loan participation interests--The Fund invests in senior secured floating rate loan interests ("Loan Interests") with collateral having a market value, at time of acquisition by the Fund, which Fund management believes equals or exceeds the principal amount of the corporate loan. The Fund may invest up to 20% of its total assets in loans made on an unsecured basis. Depending on how the loan was acquired, the Fund will regard the issuer as including the corporate borrower along with an agent bank for the syndicate of lenders and any intermediary of the Fund's investment. Because agents and intermediaries are primarily commercial banks, the Fund's investment in corporate loans at February 28, 1997 could be considered to be concentrated in commercial banking.

(b) Valuation of investments--The Loan Interests are valued at the average of the mean between the bid and asked quotes received from one or more brokers, if available.

Other portfolio securities may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the debt markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Interest rate transactions--The Fund is authorized to enter into interest rate swaps and purchase or sell interest rate caps and floors. In an interest rate swap, the Fund exchanges with another party their respective commitments to pay or receive interest on a specified notional principal amount. The purchase of an interest rate cap (or floor) entitles the purchaser, to the extent that a specified index exceeds (or falls below) a predetermined interest rate, to receive payments of interest equal to the difference between the index and the predetermined rate on a notional principal amount from the party selling such interest rate cap (or floor).

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. Facility fees are accreted into income over the term of the related loan.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(h) Custodian bank--The Fund recorded an amount payable to the custodian bank reflecting an overnight draft which resulted from a failed trade which settled the next day.

2. Investment Advisory and Administrative Services
Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to perform this investment advisory function.

For such services, the Fund pays a monthly fee at an annual rate of 0.95% of the Fund's average daily net assets. The Fund also has an Administrative Services Agreement with MLAM whereby MLAM will receive a fee equal to an annual rate of 0.25% of the Fund's average daily net assets on a monthly basis, in return for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

For the six months ended February 28, 1997, Merrill Lynch Funds
Distributor, Inc. ("MLFD") earned early withdrawal charges of $2,785,582, relating to the tender of the Fund's shares.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, MLFDS, MLFD, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 1997 were $985,139,243 and $748,485,931, respectively.

Net realized and unrealized gains (losses) as of February 28, 1997 were as follows:


                                     Realized     Unrealized
                                      Gains         Losses

Long-term investments          $      932,987 $   (1,683,816)
Short-term investments                  6,616             --
                               -------------- --------------
Total                          $      939,603 $   (1,683,816)
                               ============== ==============

As of February 28, 1997, net unrealized depreciation for financial reporting and Federal income tax purposes aggregated $1,683,816, of which $12,690,334 is related to appreciated securities and $14,374,150 is related to depreciated securities. The aggregate cost of investments at February 28, 1997 for Federal income tax purposes was $2,887,935,583.

4. Capital Share Transactions:
Transactions in capital shares were as follows:


For the Six Months Ended                            Dollar
February 28, 1997                     Shares        Amount

Shares sold                        17,171,051  $ 171,320,719
Shares issued to share-
holders in reinvestment
of dividends                        4,635,764     46,256,194
                                -------------  -------------
Total issued                       21,806,815    217,576,913
Shares tendered                   (26,112,364)  (260,601,425)
                                -------------  -------------
Net decrease                       (4,305,549) $ (43,024,512)
                                =============  =============


For the Year Ended                                  Dollar
August 31, 1996                       Shares        Amount

Shares sold                        97,262,448  $ 973,004,146
Shares issued to share-
holders in reinvestment
of dividends                        9,032,914     90,287,773
                                -------------  -------------
Total issued                      106,295,362  1,063,291,919
Shares tendered                   (27,418,447)  (273,723,209)
                                -------------  -------------
Net increase                       78,876,915  $ 789,568,710
                                =============  =============


NOTES TO FINANCIAL STATEMENTS (concluded)


5. Unfunded Loan Interests:
As of February 28, 1997, the Fund had unfunded loan commitments of $254,317,326, which would be extended at the option of the borrower, pursuant to the following loan agreements:


                                         Unfunded
                                        Commitment
Borrower                              (in thousands)

Arch Communications Group, Inc.             $ 2,056
Atlas Air, Inc.                               5,647
Chancellor Broadcasting, Inc.                   533
Dal Tile International Inc.                   1,886
E & S Holdings Corp.                          2,647
Federated Department Stores Inc.             60,223
Fort Howard Corp.                            11,029
Garden State Newspapers, Inc.                 3,526
Huntsman Corp.                                4,371
IMO Industries, Inc.                          4,869
Jefferson Smurfit Company/Container Corp.
   of America                                 2,724
Johnstown America Industrial Inc.             3,500
Katz Media Corporation                        2,107
Kerastotes                                   12,196
Loewen Group Inc.                            19,197
Marcus Cable Operating Co.                   11,813
Nextel Communications, Inc.                   6,539
OrNda Healthcare Corp.                          278
Paging Network Inc.                          29,390
Ralph's Grocery Company                      10,800
Riverwood International Corp.                 3,475
SC International Corp., Inc.                 18,000
S.D. Warren Co.                               1,897
Silgan Corp.                                  9,454
Six Flags Entertainment Corp.                 2,277
Stone Container Corp.                         9,121
Thermadyne Industries, Inc.                   7,440
UCAR International Inc.                       6,686
World Communications                            636

6. Short-Term Borrowings:
On March 14, 1996, the Fund extended its loan commitment from a commercial bank. The commitment is for $100,000,000 bearing interest at the Federal Funds rate plus 0.50% on the outstanding balance. The Fund had no borrowings under this commitment during the six months ended February 28, 1997. For the six months ended February 28, 1997, facility and commitment fees aggregated $56,924.

7. Capital Loss Carryforward:
At August 31, 1996, the Fund had a net capital loss carryforward of approximately $1,471,000, all of which expires in 2004. This amount will be available to offset like amounts of any future taxable gains.

8. Subsequent Event:
The Fund began a quarterly tender offer on March 18, 1997 which concludes on April 15, 1997.



OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Terry K. Glenn, Executive Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
John W. Fraser, Vice President
R. Douglas Henderson, Vice President
Gerald M. Richard, Treasurer
Patrick D. Sweeney, Secretary

Custodian
The Bank of New York
90 Washington Street
New York, New York 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863